Financial Assets at Fair Value through Other Comprehensive Income (Detail) - Financial assets at fair value through OCI - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Financial assets at fair value through OCI [Line Items]
Securities purchased under resale agreement	€ 1,128	€ 2,786
Debt securities:
German government	4,231	2,006
U.S. Treasury and U.S. government agencies	9,654	10,640
U.S. local (municipal) governments	1,359	719
Other foreign governments	19,692	18,661
Corporates	201	189
Other asset-backed securities	0	0
Mortgage-backed securities, including obligations of U.S. federal agencies	463	414
Other debt securities	2,484	1,607
Debt securities	38,084	34,236
Loans	4,432	5,068
Total financial assets at fair value through other comprehensive income	€ 43,644	€ 42,090